MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND (Prospectus Summary) | MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND
Matthews Asia Science and Technology Fund
Investment Objective
Long-term capital appreciation
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND Investor Class Shares
Redemption Fee (as a percentage of amount redeemed on shares held fewer than 90 days)	2.00%

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND Investor Class Shares
Management Fees	0.67%
Distribution (12b-1) Fees	none
Administration and Shareholder Servicing Fees	0.15%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.21%

EXAMPLE OF FUND EXPENSES
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND Investor Class Shares	123	384	665	1,466

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the
Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategy
Under normal market conditions, the Matthews Asia Science and Technology Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia that derive more than 50% of their revenues from the sale of products or services in science- and technology-related industries and services. Asia consists of all countries and markets in Asia, including developed, emerging, and frontier countries and markets in the Asian region. The location of a company can be determined by where it is organized, where its revenues and profits are derived, where its assets are located, or other factors. The Fund seeks to invest in companies capable of sustainable growth based on the fundamental characteristics of those companies, including balance sheet information; number of employees; size and stability of cash flow; management's depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

Matthews considers science- and technology-related industries and services to include, but not be limited to, the following: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals and companies involved in the distribution and servicing of these products.
Principal Risks of Investment
Political, Social and Economic Risks: The value of the Fund's assets may be adversely affected by political, economic, social and religious instability;
inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region, and particularly
China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China's long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade. Certain Asian countries are highly dependent upon and may be affected by developments in the United States, Europe and other Asian economies.

Currency Risks: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. While the Fund is permitted to hedge currency risks,
Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or "capital controls." Capital controls may impose restrictions on the Fund's ability to repatriate investments or income. Such controls may also affect the value of the
Fund's holdings.

Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in emerging and frontier markets. Their stock exchanges and brokerage industries typically do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid and more volatile than securities markets in the United States.

Trading Markets and Depositary Receipts: Asian securities may trade in the form of depositary receipts, including American, European and Global Depositary
Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Volatility: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund's shares (NAV) to go up or down dramatically. Because of this volatility, it is recommended that you invest in the Fund only for the long term (at least five years).

Science and Technology: As a fund that invests in science and technology companies, the Fund is subject to the risks associated with these sectors. This makes the Fund more vulnerable to the price changes of securities issuers in science- and technology-related industries and to factors that affect these industries, relative to a broadly diversified fund.

Certain science- and technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many science and technology companies have limited operating histories and experience in managing adverse market conditions and are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.
Past Performance
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility. Also shown are the best and worst quarters for this time period. The table below shows the
Fund's performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions.
For the Fund's most recent month-end performance, please visit matthewsasia.com or call 800.789.2742.
The bar chart below shows the Fund's performance for the past 10 years and how it has varied from year to year, reflective of the Fund's volatility.
ANNUAL RETURNS FOR YEARS ENDED 12/31

Best Quarter Q2 2003 28.73% Worst Quarter Q4 2008 -24.40%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns MATTHEWS ASIA SCIENCE AND TECHNOLOGY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Matthews Asia Science and Technology Fund Return before taxes		(17.26%)	0.70%	7.72%	(1.19%)	Dec. 27, 1999
Investor Class Shares After Taxes on Distributions	Matthews Asia Science and Technology Fund Return after taxes on distributions	[1]	(17.14%)	0.76%	7.75%	(1.34%)	Dec. 27, 1999
Investor Class Shares After Taxes on Distributions and Sales	Matthews Asia Science and Technology Fund Return after taxes on distributions and sale of Fund shares	[1]	(11.01%)	0.67%	6.89%	(1.09%)	Dec. 27, 1999
MSCI AC Asia IT and Telecom Services Index	MSCI AC Asia IT and Telecom Services Index	[2]	(12.30%)	(0.51%)	4.76%	(4.99%)	Dec. 31, 1999
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Formerly known as MSCI/Matthews Asian Technology Index.